Patent Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Patent acquisition costs, net, are the asset costs of purchased patents and are amortized over the useful life of the patent determined to be 22 years, as of December 31, 2016 and December 31, 2015 consisted of the following:

	December 31,	December 31,
	2016	2015

Patent acquisition and related costs	$92,434	$95,050
Less: Accumulated amortization	(53,069)	(42,567)
	$39,365	$52,483

Finite-lived Intangible Assets Amortization Expense [Table Text Block]
Approximate amortization expense of patent acquisition costs for the next five years is as follows:

Year Ended	Amount
2017	$2,944
2018	2,944
2019	2,944
2020	2,944
2021	2,944
Thereafter	24,645
$39,365